ALLIANCE
                             ----------------------
                                VARIABLE PRODUCTS
                             ----------------------
                                   SERIES FUND
                             ----------------------
                             MONEY MARKET PORTFOLIO
                             ----------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                       Principal
                                        Amount
Company                                  (000)             U.S. $ Value
-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
OBLIGATIONS-51.1%
Federal Agricultural
   Mortgage Corp.
   3.67%, 7/23/01..............          $16,000          $  15,964,116
Federal Home Loan Mortgage
   Corp.
   3.67%, 9/06/01..............            5,954              5,913,332
   3.85%, 9/13/01..............            8,500              8,432,732
   3.94%, 7/02/01..............           12,600             12,598,621
Federal National Mortgage
   Association
   3.62%, 12/14/01.............            5,819              5,721,868
   3.67%, 9/06/01..............           10,000              9,931,697
   3.86%, 8/15/01..............            2,000              1,990,350
   3.921%, 3/22/02 FRN.........            5,000              5,000,000
   6.48%, 11/09/01.............            7,000              7,066,605
Student Loan Marketing
   Association
   3.87%, 7/25/01..............            5,000              4,987,100
                                                          -------------
Total U.S. Government Agency
   Obligations
   (amortized cost
   $77,606,421)................                              77,606,421
                                                          -------------
COMMERCIAL PAPER-42.6%
Alabama Power Co.
   3.76%, 8/14/01..............            2,000              1,990,809
Allstate Corp.
   3.95%, 7/16/01 (a)..........            2,000              1,996,708
Banc One Financial Corp.
   3.80%, 8/22/01 (a)..........            2,000              1,989,022
Bemis Co., Inc.
   3.77%, 7/20/01 (a)..........            1,039              1,036,933
CDC Commercial Paper, Inc.
   4.12%, 7/02/01..............            6,000              5,999,313
Eksportfinans ASA
   4.12%, 7/03/01..............            6,000              5,998,627
Ford Motor Credit Corp.
   3.75%, 8/23/01..............            2,000              1,988,958
GE Financial Assurance
   Holdings
   3.83%, 7/16/01 (a)..........            5,000              4,992,021
Government Development Bank
   of Puerto Rico
   3.72%, 8/27/01..............            2,000              1,988,220
Merck & Co., Inc.
   4.12%, 7/02/01..............            6,000              5,999,313
Merrill Lynch & Co.
   4.12%, 7/02/01..............            6,000              5,999,313
Metlife Funding, Inc.
   3.72%, 9/27/01..............            2,000              1,981,813
National City Bancorp.
   3.77%, 7/09/01..............            2,000              1,998,325
National Cooperative Services
   Corp.
   3.85%, 7/16/01..............            2,000              1,996,792
Prudential Funding Corp.
   3.76%, 7/31/01..............            2,000              1,993,733
Snap-On, Inc.
   3.70%, 9/26/01 (a)..........            2,000              1,982,117
Toyota Motor Credit Corp.
   3.83%, 7/26/01 (a)..........            6,000              5,984,042
UBS Finance, Inc.
   4.14%, 7/02/01..............            6,700              6,699,230
Verizon Network Funding
   3.76%, 7/30/01..............            2,000              1,993,942
                                                          -------------
Total Commercial Paper
   (amortized cost
   $64,609,231)................                              64,609,231
                                                          -------------

CERTIFICATES OF DEPOSIT-6.6%
First Tennessee Bank NA
   3.91%, 7/12/01..............            2,000              2,000,000
State Street Bank & Trust Co.
   3.77%, 7/30/01..............            6,000              6,000,000
U.S. Bank NA
   4.55%, 9/24/01..............            2,000              2,000,000
                                                          -------------
Total Certificates of Deposit
   (amortized cost
   $10,000,000)................                              10,000,000
                                                          -------------

TOTAL INVESTMENTS-100.3%
   (cost $152,215,652).........                             152,215,652
Other assets less
   liabilities - (0.3%)........                                (494,303)
                                                          -------------

NET ASSETS-100%................                           $ 151,721,349
                                                          ==============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 2001, the aggregate market value of these securities amounted to $17,980,843 or 11.9% of net assets.

      Glossary:

      FRN - Floating Rate Note.

      See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $152,215,652)....    $ 152,215,652
   Interest receivable........................................           99,705
                                                                  -------------

   Total assets...............................................      152,315,357
                                                                  -------------
LIABILITIES
   Due to custodian...........................................           61,114
   Dividend payable...........................................          430,729
   Advisory fee payable.......................................           62,528
   Accrued expenses...........................................           39,637
                                                                  -------------
   Total liabilities..........................................          594,008
                                                                  -------------
NET ASSETS....................................................    $ 151,721,349
                                                                  =============
COMPOSITION OF NET ASSETS
   Capital stock, at par......................................    $     151,715
   Additional paid-in capital.................................      151,562,555
   Undistributed net investment income........................              573
   Accumulated net realized gain on investments...............            6,506
                                                                  -------------
                                                                  $ 151,721,349
                                                                  =============
Class A Shares
   Net assets.................................................    $ 124,518,891
                                                                  =============
   Shares of capital stock outstanding........................      124,512,255
                                                                  =============
   Net asset value per share..................................    $        1.00
                                                                  =============
Class B Shares
   Net assets.................................................    $  27,202,458
                                                                  =============
   Shares of capital stock outstanding........................       27,202,346
                                                                  =============
   Net asset value per share..................................    $        1.00
                                                                  =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended
June 30, 2001 (unaudited)                Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest..................................................   $ 4,156,543
                                                                -----------
EXPENSES
   Advisory fee..............................................       400,207
   Distribution fee - Class B................................        18,757
   Custodian.................................................        37,679
   Administrative............................................        26,069
   Audit and legal...........................................        14,376
   Printing..................................................         9,561
   Directors' fees...........................................           636
   Transfer agency...........................................           335
   Miscellaneous.............................................         3,935
                                                                -----------
   Total expenses............................................       511,555
                                                                -----------
   Net investment income.....................................     3,644,988
                                                                -----------
REALIZED GAIN ON INVESTMENTS
   Net realized gain on investment transactions..............           456
                                                                -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS...................   $ 3,645,444
                                                                ===========
--------------------------------------------------------------------------------

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                          Alliance Variable Products Series Fund
================================================================================

                                                             Six Months Ended    Year Ended
                                                               June 30, 2001     December 31,
                                                                (unaudited)          2000
                                                             ================  ===============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income..................................     $   3,644,988     $  7,531,220
   Net realized gain on investments.......................               456            6,420
                                                               -------------     ------------
   Net increase in net assets from operations.............         3,645,444        7,537,640
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
      Class A.............................................        (3,333,058)      (7,378,560)
      Class B.............................................          (311,930)        (152,660)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease)................................        (4,307,494)      20,391,224
                                                               -------------     ------------
   Total increase (decrease)..............................        (4,307,038)      20,397,644
NET ASSETS
   Beginning of period....................................       156,028,387      135,630,743
                                                               -------------     ------------
   End of period (including undistributed net
     investment income of $573 and $574, respectively)....     $ 151,721,349     $156,028,387
                                                               =============     ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Money Market Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts and amortizes premium as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income. The dividends are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .50% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $26,069 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2001.

During the six months ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the

--------------------------------------------------------------------------------

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

six months ended June 30, 2001, the Portfolio received no such waivers/reimbursements.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is notdirectly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2001, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

During the current fiscal year, the Portfolio utilized net capital loss carryforward of $371.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 2,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 1,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                            ----------------------------------------     -----------------------------------------
                                                              SHARES                                      AMOUNT
                                            ----------------------------------------     -----------------------------------------
                                              Six Months Ended         Year Ended         Six Months Ended         Year Ended
                                                June 30, 2001         December 31,          June 30, 2001         December 31,
                                                 (unaudited)              2000               (unaudited)              2000
                                            ===================   ==================     ===================   ===================
Class A
Shares sold.............................        340,013,349           994,301,584        $   340,013,349       $    994,301,584
Shares issued in reinvestment of
   dividends............................          3,333,058             7,378,560              3,333,058              7,378,560
Shares redeemed.........................       (365,097,899)         (989,883,925)          (365,097,899)          (989,883,925)
                                             --------------        --------------        ---------------       ----------------
Net increase (decrease).................        (21,751,492)           11,796,219        $   (21,751,492)      $     11,796,219
                                             ==============        ==============        ===============       ================

Class B
Shares sold.............................         51,368,271            16,400,274        $    51,368,271       $     16,400,274
Shares issued in reinvestment of
   dividends............................            311,930               152,660                311,930                152,660
Shares redeemed.........................        (34,236,203)           (7,957,929)           (34,236,203)            (7,957,929)
                                             --------------        ---------------       ---------------       ----------------
Net increase............................         17,443,998             8,595,005        $    17,443,998       $      8,595,005
                                             ==============        ==============        ===============       ================

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          --------------------------------------------------------------------------------------
                                                                                  CLASS A
                                          --------------------------------------------------------------------------------------
                                            Six Months
                                               Ended                              Year Ended December 31,
                                           June 30, 2001 =======================================================================
                                            (unaudited)      2000           1999           1998          1997           1996
                                          =============  =============  ============  =============  ============= =============
Net asset value, beginning of period....     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                             ------         ------         ------         ------         ------        ------
Income From Investment Operations
Net investment income...................        .02            .06            .05            .05            .05           .05
                                             ------         ------         ------         ------         ------        ------
Less: Dividends
Dividends from net investment income....       (.02)          (.06)          (.05)          (.05)          (.05)         (.05)
                                             ------         ------         ------         ------         ------        ------
Net asset value, end of period..........     $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00        $ 1.00
                                             ======         ======         ======         ======         ======        ======
Total Return
Total investment return based on
   net asset value (a)..................       2.28%          5.91%          4.69%          4.98%          5.11%         4.71%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted)......................   $124,519       $146,270       $134,467       $119,574        $67,584       $64,769
Ratio to average net assets of:
   Expenses.............................        .61%(b)        .67%           .64%           .68%           .64%          .69%
   Net investment income................       4.60%(b)       5.73%          4.59%          4.84%          5.00%         4.64%

                                                                                      ------------------------------------------
                                                                                                        Class B
                                                                                      ------------------------------------------
                                                                                        Six Months       Year         June 16,
                                                                                           Ended         Ended       1999(c) to
                                                                                       June 30, 2001 December 31,   December 31,
                                                                                        (unaudited)      2000           1999
                                                                                      =============  ============= =============
Net asset value, beginning of period................................................     $ 1.00         $ 1.00        $ 1.00
                                                                                         ------         ------        -------
Income From Investment Operations
Net investment income...............................................................        .02            .05           .02
                                                                                         ------         ------        -------
Less: Dividends
Dividends from net investment income................................................       (.02)          (.05)         (.02)
                                                                                         ------         ------        -------
Net asset value, end of period......................................................     $ 1.00         $ 1.00        $ 1.00
                                                                                         ======         ======        =======
Total Return
Total investment return based on net asset value (a)................................       2.04%          5.65%         2.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)...........................................    $27,202         $9,758        $1,163
Ratio to average net assets of:
   Expenses.........................................................................        .87%(b)        .95%          .89%(b)
   Net investment income............................................................       4.12%(b)       5.64%         4.71%(b)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

(c)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
Jack F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
E. Jeane Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1) Member of the Audit Committee.

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